Stockholders’ Equity	6 Months Ended
Jun. 30, 2012
Equity [Abstract]
Stockholders’ Equity

NOTE 6–STOCKHOLDERS’ EQUITY

The Company was formed with one class of common stock, no par value and is authorized to issue 1,500 common shares and no preferred shares. Voting rights are not cumulative and, therefore, the holders of more than 50% of the common stock could, if they chose to do so, elect all of the directors of the Company.

In November 2011, the Company issued 1,500 shares of common stock to its officer and directors, Victor Shvetsky and Alexey Golovanov. The Company issued this stock to Mr. Shvetsky and Mr. Golovanov in exchange for $1,500 of services rendered to the Company in its formation at a price of $1.00 per share.

On July 12, 2012, the Company amended and restated its Certificate of Incorporation to increase the authorized number of common shares to 50,000,000, $0.0001 par value from 1,500, no par value and effectuated a 1,000 to 1 forward stock split.

As of June 30, 2012, there are 1,500shares of common stock outstanding.